Pension and Postretirement Benefits - Movements in Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 5,411
Actuarial (gain) loss	(11,355)	(13,849)
Curtailment gain	(5,710)	(2,999)
Fair value of plan assets at the end of year	5,590	5,411
Funded status	(112,879)	(136,482)	(110,697)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated postretirement benefit obligation at beginning of year	141,893	110,697	146,735
Fair value of plan assets at beginning of year	5,411
Service cost	3,952	3,682	5,684
Interest cost	8,453	8,475	11,451
Obligations arising from acquisitions and other	510	13,883	137
Benefits paid	(11,750)	(15,716)	(12,582)
Expected return on plan assets	(209)
Actuarial (gain) loss	(11,355)	13,849	2,416
Plan amendments		3,290	274
Curtailment gain	(5,710)	(2,999)	(38,226)
Translation difference	(7,524)	6,732	(5,192)
Accumulated postretirement benefit obligation at end of year	118,469	141,893	110,697
Fair value of plan assets at the end of year	5,590	5,411
Funded status	(112,879)	(136,482)
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	5,411
Employer contributions	278
Benefits paid	(1,046)
Expected return on plan assets	209
Actuarial (gain) loss	535
Plan assets arising from acquisitions		5,411
Translation difference	203
Fair value of plan assets at the end of year	$ 5,590	$ 5,411